Deferred Cost	12 Months Ended
Mar. 31, 2021
Deferred Cost [Abstract]
DEFERRED COST

NOTE 6 – DEFERRED COST

As of March 31, 2021 and 2020, deferred cost of $547,807 and $510,617, respectively, represented the financing costs the Company paid to third-parties for the next round financing.